UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSRS

CERTIFIED SHAREHOLDER REPORT OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number: 811-09521

MANAGERS AMG FUNDS

(Exact name of registrant as specified in charter)

800 Connecticut Avenue, Norwalk, Connecticut 06854

(Address of principal executive offices) (Zip code)

Managers Investment Group LLC

800 Connecticut Avenue, Norwalk, Connecticut 06854

(Name and address of agent for service)

Registrant’s telephone number, including area code: (203) 299-3500

Date of fiscal year end: FEBRUARY 28

Date of reporting period: MARCH 1, 2013 – AUGUST 31, 2013

(Semi-Annual Shareholder Report)

Item 1.	Reports to Shareholders

Semi-Annual Report

Managers AMG Funds

August 31, 2013

Systematic
FINANCIAL MANAGEMENT

Systematic Value Fund

Investor Class: MSYAX | Institutional Class: MSYSX

Systematic Mid Cap Value Fund

Investor Class: SYAMX | Service Class: SYCSX | Institutional Class: SYIMX

Managers
INVESTMENT GROUP

SAR007-0813

Managers AMG Funds

Semi-Annual Report—August 31, 2013 (unaudited)

TABLE OF CONTENTS	Page

ABOUT YOUR FUND’S EXPENSES	2

FUND PERFORMANCE	3

FUND SNAPSHOTS AND SCHEDULES OF PORTFOLIO INVESTMENTS

Systematic Value Fund	4

Systematic Mid Cap Value Fund	7

NOTES TO SCHEDULES OF PORTFOLIO INVESTMENTS	10

FINANCIAL STATEMENTS

Statement of Assets and Liabilities	11
Balance sheets, net asset value (NAV) per share computations and cumulative undistributed amounts

Statement of Operations	12
Detail of sources of income, expenses, and realized and unrealized gains (losses) during the fiscal period

Statements of Changes in Net Assets	13
Detail of changes in assets for the past two fiscal periods

FINANCIAL HIGHLIGHTS	14
Historical net asset values per share, distributions, total returns, income and expense ratios, turnover ratios and net assets

NOTES TO FINANCIAL HIGHLIGHTS	17

NOTES TO FINANCIAL STATEMENTS	18
Accounting and distribution policies, details of agreements and transactions with Fund management and affiliates, and descriptions of certain investment risks

ANNUAL RENEWAL OF INVESTMENT MANAGEMENT AND SUBADVISORY AGREEMENTS	25

Nothing contained herein is to be considered an offer, sale or solicitation of an offer to buy shares of any series of the Managers Family of Funds. Such offering is made only by Prospectus, which includes details as to offering price and other material information.

About Your Fund’s Expenses (unaudited)

As a shareholder of a Fund, you may incur two types of costs: (1) transaction costs, which may include sales charges (loads) on purchase payments; redemption fees; and exchange fees; and (2) ongoing costs, including management fees; distribution (12b-1) fees; and other Fund expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds. The example is based on $1,000 invested at the beginning of the period and held for the entire period as indicated below.

Actual Expenses

The first line of the following table provides information about the actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The second line of the following table provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed annual rate of return of 5% before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds by comparing this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads), redemption fees, or exchange fees. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds.

Six Months Ended August 31, 2013	Expense Ratio for the Period	Beginning Account Value 03/01/13	Ending Account Value 08/31/13	Expenses Paid During the Period*
Systematic Value Fund
Investor Class
Based on Actual Fund Return	1.06%	$1,000	$1,110	$5.65
Hypothetical (5% return before expenses)	1.06%	$1,000	$1,020	$5.41

Institutional Class
Based on Actual Fund Return	0.81%	$1,000	$1,111	$4.32
Hypothetical (5% return before expenses)	0.81%	$1,000	$1,021	$4.13

Systematic Mid Cap Value Fund
Investor Class
Based on Actual Fund Return	1.07%	$1,000	$1,076	$5.58
Hypothetical (5% return before expenses)	1.07%	$1,000	$1,020	$5.43

Service Class
Based on Actual Fund Return	0.83%	$1,000	$1,077	$4.33
Hypothetical (5% return before expenses)	0.83%	$1,000	$1,021	$4.22

Institutional Class
Based on Actual Fund Return	0.82%	$1,000	$1,078	$4.27
Hypothetical (5% return before expenses)	0.82%	$1,000	$1,021	$4.15

*	Expenses are equal to the Fund’s annualized expense ratio multiplied by the average account value over the period, multiplied by the number of days in the most recent fiscal half-year (184), then divided by 365.

Fund Performance

Periods ended August 31, 2013 (unaudited)

The table below shows the average annual total returns for the periods indicated for each Fund, as well as each Fund’s relative index for the same time periods ended August 31, 2013.

Average Annual Total Returns[1]	Six Months*	One Year	Five Years	Ten Years	Since Inception	Inception Date
Systematic Value Fund[2,3]
Investor Class[4]	10.97%	21.97%	5.19%	—	3.77%	02/28/06
Institutional Class	11.13%	22.33%	5.46%	7.07%	6.22%	04/01/02
Russell 1000® Value Index[5]	8.79%	23.10%	6.69%	7.61%	6.00%	04/01/02	†

Systematic Mid Cap Value Fund[2,3,6]
Investor Class[4]	7.61%	20.38%	7.48%	—	6.19%	12/21/06
Service Class	7.74%	—	—	—	19.09%	12/01/12
Institutional Class	7.82%	20.66%	7.77%	—	6.47%	12/21/06
Russell Midcap® Value Index[7]	7.95%	25.37%	8.87%	10.37%	5.16%	12/21/06	†

The performance data shown represents past performance. Past performance is not a guarantee of future results. Current performance may be lower or higher than the performance data quoted. The investment return and principal value of an investment in the Fund will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost. For performance information through the most recent month end, please call (800) 835-3879 or visit our Web site at www.managersinvest.com.

Investors should carefully consider the Fund’s investment objectives, risks, charges and expenses before investing. For this and other information, please call (800) 835-3879 or visit our Web site at www.managersinvest.com for a free prospectus. Read it carefully before investing or sending money. Funds are distributed by Managers Distributors, Inc., member FINRA.

*	Not annualized.
†	The date reflects the inception date of the Fund, not the index.
[1]	Total return equals income yield plus share price change and assumes reinvestment of all dividends and capital gain distributions. Returns are net of fees and may reflect offsets of Fund expenses as described in the Prospectus. No adjustment has been made for taxes payable by shareholders on their reinvested dividends and capital gain distributions. Returns for periods greater than one year are average annual returns. The listed returns on the Fund are net of expenses and based on the published NAV as of August 31, 2013. All returns are in U.S. dollars($).
[2]	From time to time, the Fund’s advisor has waived its fees and/or absorbed Fund expenses, which has resulted in higher returns.
[3]	The Fund invests in value stocks, which may perform differently from the market as a whole and may be undervalued by the market for a long period of time. Value stocks may underperform growth stocks during given periods.
[4]	As of December 1, 2012, the Fund’s Class A shares were renamed Investor Class Shares. Additionally, the Fund’s Class C shares converted to Investor Class shares.
[5]	The Russell 1000® Value Index is a large-cap value index measuring the performance of the largest 1,000 U.S. incorporated companies with lower price-to-book ratios and lower forecasted growth values. Unlike the Fund, the Russell 1000® Value Index is unmanaged, is not available for investment, and does not incur expenses.
[6]	The Fund is subject to risks associated with investments in mid-capitalization companies, such as erratic earnings patters, competitive conditions, limited earnings history, and a reliance on one or a limited number of products.
[7]	The Russell Midcap® Value Index measures the performance of those Russell Midcap® companies with lower price-to-book ratios and lower forecasted growth values. The stocks are also members of the Russell 1000® Value Index. Unlike the Fund, the Russell Midcap® Value Index is unmanaged, is not available for investment, and does not incur expenses.

The Russell 1000® Value Index and the Russell Midcap® Value Index are registered trademarks of Russell Investments. Russell® is a registered trademark of Russell Investments.

Not FDIC insured, nor bank guaranteed. May lose value.

Systematic Value Fund

Fund Snapshots

August 31, 2013

Portfolio Breakdown (unaudited)

Industry	Systematic Value Fund**	Russell 1000® Value Index
Financials	27.3%	29.0%
Energy	13.7%	15.1%
Health Care	11.4%	13.1%
Consumer Discretionary	11.0%	6.3%
Information Technology	10.8%	8.9%
Industrials	10.0%	9.8%
Materials	5.7%	2.8%
Consumer Staples	3.7%	6.0%
Telecommunication Services	2.9%	2.7%
Utilities	1.9%	6.3%
Other Assets and Liabilities	1.6%	0.0%

**	As a percentage of net assets.

Top Ten Holdings (unaudited)

Security Name	% of Net Assets
Hess Corp.*	3.1%
General Electric Co.*	3.0
Citigroup, Inc.	2.7
Bank of America Corp.	2.6
Cisco Systems, Inc.*	2.5
PNC Financial Services Group, Inc., The*	2.5
MetLife, Inc.	2.4
AT&T, Inc.*	2.2
Chevron Corp.*	2.1
Chesapeake Energy Corp.	2.0

Top Ten as a Group	25.1%

*	Top Ten Holding at February 28, 2013

Any sectors, industries, or securities discussed should not be perceived as investment recommendations. Mention of a specific security should not be considered a recommendation to buy or solicitation to sell that security. Specific securities mentioned in this report may have been sold from the Fund’s portfolio of investments by the time you receive this report.

Systematic Value Fund

Schedule of Portfolio Investments

August 31, 2013 (unaudited)

	Shares	Value
Common Stocks - 98.4%
Consumer Discretionary - 11.0%
Best Buy Co., Inc.	8,875	$319,500
CBS Corp., Class B	7,900	403,690
Comcast Corp., Class A	12,125	510,341
Dillard’s, Inc., Class A	4,300	327,918
Ford Motor Co.	27,000	437,130
General Motors Co.*	9,950	339,096
Groupon, Inc.*	17,700	179,832
Johnson Controls, Inc.	9,800	397,194
Las Vegas Sands Corp.	5,725	322,604
Lear Corp.	4,225	290,469
Magna International, Inc.[1]	8,200	632,958
MGM Resorts International*	22,225	393,160
Mohawk Industries, Inc.*	1,670	196,208
TRW Automotive Holdings Corp.*	3,675	253,832
Viacom, Inc., Class B	3,525	280,449
Whirlpool Corp.	2,925	376,301
Total Consumer Discretionary		5,660,682
Consumer Staples - 3.7%
CVS Caremark Corp.	17,450	1,012,972
Kroger Co., The	13,175	482,205
Tyson Foods, Inc., Class A	14,375	416,156
Total Consumer Staples		1,911,333
Energy - 13.7%
Anadarko Petroleum Corp.	7,300	667,366
Chesapeake Energy Corp.	40,625	1,048,531
Chevron Corp.	8,950	1,077,849
ConocoPhillips	7,650	507,195
Halliburton Co.	5,975	286,800
Hess Corp.	21,325	1,596,176
Marathon Petroleum Corp.	4,925	357,112
Occidental Petroleum Corp.	10,650	939,437
Peabody Energy Corp.	20,200	347,440
Transocean, Ltd.	5,225	235,804
Total Energy		7,063,710
Financials - 27.3%
Allstate Corp., The	17,300	829,016
American International Group, Inc.*	21,075	979,145
Bank of America Corp.	95,050	1,342,106
Capital One Financial Corp.	5,575	359,866
CBL & Associates Properties, Inc.	22,875	439,200
Citigroup, Inc.	28,210	1,363,389
Discover Financial Services	18,950	895,387

	Shares	Value
Fifth Third Bancorp	44,850	$820,306
Goldman Sachs Group, Inc., The	3,050	463,996
HCP, Inc.	13,875	565,129
ING US, Inc.	10,200	293,760
Invesco, Ltd.	8,375	254,265
JPMorgan Chase & Co.	19,650	992,914
Liberty Property Trust	14,875	514,675
Lincoln National Corp.	7,525	316,351
MetLife, Inc.	26,650	1,230,964
PNC Financial Services Group, Inc., The	17,850	1,290,020
Prudential Financial, Inc.	7,500	561,600
Regions Financial Corp.	56,975	535,565
Total Financials		14,047,654
Health Care - 11.4%
Aetna, Inc.	15,275	968,282
Boston Scientific Corp.*	31,225	330,360
Celgene Corp.*	1,925	269,461
Eli Lilly & Co.	14,900	765,860
Johnson & Johnson	6,775	585,428
Medtronic, Inc.	10,700	553,725
Merck & Co., Inc.	12,775	604,130
Pfizer, Inc.	33,325	940,098
St Jude Medical, Inc.	4,075	205,421
Thermo Fisher Scientific, Inc.	7,050	626,251
Total Health Care		5,849,016
Industrials - 10.0%
AGCO Corp.	6,175	349,258
Cummins, Inc.	3,680	453,376
Delta Air Lines, Inc.	29,150	575,129
Dover Corp.	3,175	270,034
Eaton Corp. PLC	8,050	509,726
General Dynamics Corp.	5,075	422,494
General Electric Co.	67,175	1,554,430
Northrop Grumman Corp.	4,425	408,295
Terex Corp.*	20,525	595,225
Total Industrials		5,137,967
Information Technology - 10.8%
Cisco Systems, Inc.	55,825	1,301,281
Hewlett-Packard Co.	28,150	628,871
Lam Research Corp.*	10,150	473,701
Marvell Technology Group, Ltd.	33,825	409,621
Micron Technology, Inc.*	38,925	528,212
Nokia OYJ, ADR*,1	51,775	201,923
NXP Semiconductors N.V.*	12,225	454,403

The accompanying notes are an integral part of these financial statements.

Systematic Value Fund

Schedule of Portfolio Investments (continued)

	Shares	Value
Information Technology - 10.8% (continued)
Skyworks Solutions, Inc.*	26,500	$672,040
Symantec Corp.	13,875	355,339
Yahoo!, Inc.*	19,100	517,992
Total Information Technology		5,543,383
Materials - 5.7%
Barrick Gold Corp.[1]	27,250	521,838
Cliffs Natural Resources, Inc.[1]	10,150	211,830
Eastman Chemical Co.	4,100	311,600
Freeport-McMoRan Copper & Gold, Inc.	22,475	679,194
LyondellBasell Industries N.V., Class A	13,225	927,734
Vale, S.A., Sponsored ADR[1]	17,550	252,896
Total Materials		2,905,092
Telecommunication Services - 2.9%
AT&T, Inc.	32,875	1,112,161
Verizon Communications, Inc.	7,475	354,166
Total Telecommunication Services		1,466,327
Utilities - 1.9%
AES Corp., The	45,650	580,212
PPL Corp.	13,725	421,358
Total Utilities		1,001,570
Total Common Stocks (cost $41,445,793)		50,586,734

	Principal Amount	Value
Short-Term Investments - 4.7%
Repurchase Agreements - 2.5%[2]
Citigroup Global Markets, Inc., dated 08/30/13, due 09/03/13, 0.060%, total to be received $1,000,007 (secured by various U.S. Government Agency Obligations, 0.250% - 6.500%, 05/31/14 - 11/01/50, totaling $1,020,000)	$1,000,000	$1,000,000
Daiwa Capital Markets, dated 08/30/13, due 09/03/13, 0.070%, total to be received $305,902 (secured by various U.S. Government Agency Obligations, 0.000% - 6.500%, 08/22/16 - 03/01/48, totaling $312,018)	305,900	305,900
Total Repurchase Agreements		1,305,900

	Shares
Other Investment Companies - 2.2%[3]
Dreyfus Institutional Cash Advantage Fund, Institutional Class Shares, 0.06%	1,103,690	1,103,690
Total Short-Term Investments (cost $2,409,590)		2,409,590
Total Investments - 103.1% (cost $43,855,383)		52,996,324
Other Assets, less Liabilities - (3.1)%		(1,591,099)
Net Assets - 100.0%		$51,405,225

The accompanying notes are an integral part of these financial statements.

Systematic Mid Cap Value Fund

Fund Snapshots

August 31, 2013

Portfolio Breakdown (unaudited)

Industry	Systematic Mid Cap Value Fund**	Russell Midcap® Value Index
Financials	27.3%	32.8%
Industrials	12.6%	10.9%
Information Technology	12.2%	10.3%
Consumer Discretionary	10.3%	8.7%
Health Care	8.4%	8.3%
Utilities	8.4%	12.7%
Energy	8.3%	7.2%
Materials	6.8%	5.4%
Consumer Staples	4.4%	3.1%
Telecommunication Services	0.0%	0.6%
Other Assets and Liabilities	1.3%	0.0%

**	As a percentage of net assets.

Top Ten Holdings (unaudited)

Security Name	% of Net Assets
Regions Financial Corp.*	2.2%
Lincoln National Corp.*	2.2
Kilroy Realty Corp.*	2.0
Chesapeake Energy Corp.	1.9
Skyworks Solutions, Inc.	1.8
Omnicare, Inc.	1.8
Liberty Property Trust	1.8
Brandywine Realty Trust*	1.8
Whiting Petroleum Corp.	1.7
Aetna, Inc.	1.7

Top Ten as a Group	18.9%

*	Top Ten Holding at February 28, 2013

Any sectors, industries, or securities discussed should not be perceived as investment recommendations. Mention of a specific security should not be considered a recommendation to buy or solicitation to sell that security. Specific securities mentioned in this report may have been sold from the Fund’s portfolio of investments by the time you receive this report.

Systematic Mid Cap Value Fund

Schedule of Portfolio Investments

August 31, 2013 (unaudited)

	Shares	Value
Common Stocks - 98.7%
Consumer Discretionary - 10.3%
Best Buy Co., Inc.	93,025	$3,348,900
Dillard’s, Inc., Class A	35,625	2,716,762
Gannett Co., Inc.	124,000	2,987,160
International Game Technology	113,775	2,149,210
Lear Corp.	28,000	1,925,000
Magna International, Inc.[1]	77,875	6,011,171
MGM Resorts International*	309,000	5,466,210
Mohawk Industries, Inc.*	54,515	6,404,967
Ryland Group, Inc., The	159,400	5,550,308
TRW Automotive Holdings Corp.*	34,525	2,384,642
Whirlpool Corp.	41,025	5,277,866
Total Consumer Discretionary		44,222,196
Consumer Staples - 4.4%
Kroger Co., The	99,150	3,628,890
Lorillard, Inc.	127,150	5,378,445
Rite Aid Corp.*	1,469,350	5,083,951
Tyson Foods, Inc., Class A	165,925	4,803,529
Total Consumer Staples		18,894,815
Energy - 8.3%
Chesapeake Energy Corp.	321,600	8,300,496
Cimarex Energy Co.	20,950	1,755,819
Hess Corp.	60,450	4,524,682
Newfield Exploration Co.*	130,800	3,115,656
Peabody Energy Corp.	331,225	5,697,070
Tesoro Corp.	99,250	4,574,432
Whiting Petroleum Corp.*	146,350	7,386,285
Total Energy		35,354,440
Financials - 27.3%
Allstate Corp., The	48,725	2,334,902
BioMed Realty Trust, Inc.	354,825	6,532,328
Brandywine Realty Trust	591,200	7,579,184
CBL & Associates Properties, Inc.	322,200	6,186,240
CBRE Group, Inc., Class A*	296,425	6,482,815
CIT Group, Inc.*	78,800	3,772,156
Discover Financial Services	67,650	3,196,462
Evercore Partners, Inc., Class A	51,900	2,314,221
Everest Re Group, Ltd.	21,530	2,948,533
Fifth Third Bancorp	294,650	5,389,148
HCC Insurance Holdings, Inc.	98,500	4,156,700
Huntington Bancshares, Inc.	646,375	5,326,130
ING US, Inc.	113,775	3,276,720
Invesco, Ltd.	234,500	7,119,420

	Shares	Value
KeyCorp	275,525	$3,215,377
Kilroy Realty Corp.	173,625	8,471,164
Liberty Property Trust	219,175	7,583,455
Lincoln National Corp.	221,900	9,328,676
Regions Financial Corp.	1,010,875	9,502,225
Unum Group	101,450	2,995,818
Validus Holdings, Ltd.	151,400	5,239,954
Zions Bancorporation	134,800	3,770,356
Total Financials		116,721,984
Health Care - 8.4%
Aetna, Inc.	114,950	7,286,681
Boston Scientific Corp.*	341,900	3,617,302
Cardinal Health, Inc.	82,150	4,130,502
ICON PLC*	62,850	2,296,539
Jazz Pharmaceuticals PLC*	35,300	3,095,457
Myriad Genetics, Inc.*,[1]	96,000	2,512,320
Omnicare, Inc.	140,125	7,618,596
St Jude Medical, Inc.	110,800	5,585,428
Total Health Care		36,142,825
Industrials - 12.6%
AECOM Technology Corp.*	66,650	1,941,515
AGCO Corp.	95,250	5,387,340
Delta Air Lines, Inc.	243,375	4,801,789
Dover Corp.	58,650	4,988,183
EMCOR Group, Inc.	129,325	4,861,327
Generac Holdings, Inc.	122,200	4,837,898
Manpowergroup, Inc.	86,800	5,628,980
Swift Transportation Co.*	322,650	5,794,794
Terex Corp.*	141,775	4,111,475
Towers Watson & Co., Class A	69,725	5,734,881
Trinity Industries, Inc.	134,950	5,697,589
Total Industrials		53,785,771
Information Technology - 12.2%
Avnet, Inc.*	138,275	5,331,884
Finisar Corp.*	269,650	5,519,736
Lam Research Corp.*	117,025	5,461,557
Marvell Technology Group, Ltd.	345,750	4,187,032
Micron Technology, Inc.*	464,250	6,299,873
NXP Semiconductors N.V.*	184,400	6,854,148
Skyworks Solutions, Inc.*	300,575	7,622,582
Web.com Group, Inc.*	171,975	4,853,135
Xerox Corp.	600,700	5,994,986
Total Information Technology		52,124,933

The accompanying notes are an integral part of these financial statements.

Systematic Mid Cap Value Fund

Schedule of Portfolio Investments (continued)

	Shares	Value
Materials - 6.8%
Avery Dennison Corp.	39,700	$1,697,572
Eastman Chemical Co.	68,425	5,200,300
Gerdau, S.A., Sponsored ADR	463,350	3,326,853
Graphic Packaging Holding Co.*	775,675	6,445,859
Huntsman Corp.	180,150	3,152,625
Nucor Corp.	111,675	5,080,096
Owens-Illinois, Inc.*	148,425	4,213,786
Total Materials		29,117,091
Utilities - 8.4%
AES Corp., The	504,250	6,409,017
Atmos Energy Corp.	172,750	6,970,463
Cleco Corp.	156,100	7,049,476
CMS Energy Corp.	268,675	7,127,948
NiSource, Inc.	166,200	4,863,012
NRG Energy, Inc.	132,525	3,478,781
Total Utilities		35,898,697
Total Common Stocks (cost $387,220,178)		422,262,752

	Principal Amount
Short-Term Investments - 2.5%
Repurchase Agreements - 1.6%[2]
Barclays Capital, dated 08/30/13, due 09/03/13, 0.040%, total to be received $331,720 (secured by various U.S. Government Agency Obligations, 0.000% - 4.750%, 10/15/13 - 11/15/42, totaling $338,353)	$331,719	331,719
Citigroup Global Markets, Inc., dated 08/30/13, due 09/03/13, 0.050%, total to be received $1,575,703 (secured by various U.S. Government Agency Obligations, 0.160% - 4.875%, 03/18/15 - 09/06/23, totaling $1,607,210)	1,575,694	1,575,694
Deutsche Bank Securities, Inc., dated 08/30/13, due 09/03/13, 0.070%, total to be received $1,575,706 (secured by various U.S. Government Agency Obligations, 2.000% - 10.500%, 10/01/13 - 02/01/52, totaling $1,607,208)	1,575,694	1,575,694

	Principal Amount	Value
Goldman Sachs & Co., dated 08/30/13, due 09/03/13, 0.040%, total to be received $1,575,701 (secured by various U.S. Government Agency Obligations, 0.000% - 7.250%, 09/06/13 - 08/06/38, totaling $1,607,208)	$1,575,694	$1,575,694
JP Morgan Securities LLC, dated 08/30/13, due 09/03/13, 0.040%, total to be received $1,575,701 (secured by various U.S. Government Agency Obligations, 0.000% - 7.000%, 09/01/22 - 11/01/47, totaling $1,607,211)	1,575,694	1,575,694
Total Repurchase Agreements		6,634,495

	Shares
Other Investment Companies - 0.9%[3]
Dreyfus Institutional Cash Advantage Fund, Institutional Class Shares, 0.06%	3,928,791	3,928,791
Total Short-Term Investments (cost $10,563,286)		10,563,286
Total Investments - 101.2% (cost $397,783,464)		432,826,038
Other Assets, less Liabilities - (1.2)%		(5,123,281)
Net Assets - 100.0%		$427,702,757

The accompanying notes are an integral part of these financial statements.

Notes to Schedules of Portfolio Investments (unaudited)

The following footnotes and abbreviations should be read in conjunction with each of the Schedules of Portfolio Investments previously presented in this report.

At August 31, 2013, the approximate cost of investments for Federal income tax purposes and the aggregate gross unrealized appreciation and/or depreciation based on tax cost were as follows:

Fund	Cost	Appreciation	Depreciation	Net
Systematic Value Fund	$44,720,536	$9,028,358	$(752,570)	$8,275,788
Systematic Mid Cap Value Fund	399,756,229	43,941,268	(10,871,459)	33,069,809

*	Non-income producing security.
[1]	Some or all of these shares were out on loan to various brokers as of August 31, 2013, amounting to:

Fund	Market Value	% of Net Assets
Systematic Value Fund	$1,244,504	2.4%
Systematic Mid Cap Value Fund	6,392,599	1.5%

[2]	Collateral received from brokers for securities lending was invested in these short-term investments.
[3]	Yield shown represents the August 31, 2013, seven-day average yield, which refers to the sum of the previous seven days’ dividends paid, expressed as an annual percentage.

The following table summarizes the inputs used to value the Funds’ net assets by the fair value hierarchy levels as of August 31, 2013. (See Note 1(a) in the Notes to Financial Statements.)

	Quoted Prices in Active Markets for Identical Investments Level 1	Significant Other Observable Inputs Level 2	Significant Unobservable Inputs Level 3	Total
Systematic Value Fund
Investments in Securities
Common Stocks†	$50,586,734	—	—	$50,586,734
Short-Term Investments
Repurchase Agreements	—	$1,305,900	—	1,305,900
Other Investment Companies	1,103,690	—	—	1,103,690

Total Investments in Securities	$51,690,424	$1,305,900	—	$52,996,324

	Quoted Prices in Active Markets for Identical Investments Level 1	Significant Other Observable Inputs Level 2	Significant Unobservable Inputs Level 3	Total
Systematic Mid Cap Value Fund
Investments in Securities
Common Stocks†	$422,262,752	—	—	$422,262,752
Short-Term Investments
Repurchase Agreements	—	$6,634,495	—	6,634,495
Other Investment Companies	3,928,791	—	—	3,928,791

Total Investments in Securities	$426,191,543	$6,634,495	—	$432,826,038

†	All common stocks held in the Fund are Level 1 securities. For a detailed breakout of the common stocks by major industry classification, please refer to the respective Schedule of Portfolio Investments.

As of August 31, 2013, the Funds had no transfers between levels from the beginning of the reporting period.

Investment Definitions and Abbreviations:

ADR: ADR after the name of a holding stands for American Depositary Receipt, representing ownership of foreign securities on deposit with a domestic custodian bank. The value of the ADR securities is determined or significantly influenced by trading on exchanges not located in the United States or Canada. Sponsored ADRs are initiated by the underlying foreign company.

The accompanying notes are an integral part of these financial statements.

Statement of Assets and Liabilities

August 31, 2013 (unaudited)

	Systematic Value Fund	Systematic Mid Cap Value Fund
Assets:
Investments at value* (including securities on loan valued at $1,244,504 and $6,392,599, respectively)	$52,996,324	$432,826,038
Cash	1,035	3,740
Receivable for investments sold	166,922	2,350,463
Dividends, interest and other receivables	82,896	396,503
Receivable for Fund shares sold	23,441	1,692,668
Receivable from affiliate	9,535	—
Prepaid expenses	19,806	36,788
Total assets	53,299,959	437,306,200

Liabilities:
Payable upon return of securities loaned	1,305,900	6,634,495
Payable for investments purchased	364,997	1,733,408
Payable for Fund shares repurchased	131,416	867,798
Accrued expenses:
Investment advisory and management fees	31,896	279,766
Shareholder servicing fees - Service Class	—	4
Distribution fees - Investor Class	4,607	8,419
Trustee fees and expenses	674	1,838
Other	55,244	77,715
Total liabilities	1,894,734	9,603,443

Net Assets	$51,405,225	$427,702,757

Net Assets Represent:
Paid-in capital	$37,598,854	$344,694,154
Undistributed net investment income	512,847	3,370,462
Accumulated net realized gain from investments	4,152,583	44,595,567
Net unrealized appreciation of investments	9,140,941	35,042,574
Net Assets	$51,405,225	$427,702,757

Investor Class:
Net Assets	$21,021,115	$38,733,545
Shares outstanding	1,703,278	2,851,313
Net asset value, offering and redemption price per share	$12.34	$13.58

Service Class:
Net Assets	n\a	$69,518
Shares outstanding	n\a	5,096
Net asset value, offering and redemption price per share	n\a	$13.64

Institutional Class:
Net Assets	$30,384,110	$388,899,694
Shares outstanding	2,455,150	28,494,959
Net asset value, offering and redemption price per share	$12.38	$13.65
* Investments at cost	$43,855,383	$397,783,464

The accompanying notes are an integral part of these financial statements.

Statement of Operations

For the six months ended August 31, 2013 (unaudited)

	Systematic Value Fund	Systematic Mid Cap Value Fund
Investment Income:
Dividend income	$625,781 [1]	$4,349,620 [2]
Securities lending income	2,821	1,261
Foreign withholding tax	(3,234)	(11,328)
Total investment income	625,368	4,339,553

Expenses:
Investment advisory and management fees	214,122	1,560,174
Distribution fees - Investor Class	32,347	46,102
Shareholder servicing fees - Service Class	—	4
Professional fees	15,803	21,923
Reports to shareholders	14,376	40,836
Registration fees	12,285	23,787
Custodian	10,869	23,170
Transfer agent	6,620	13,948
Extraordinary expense	4,567	40,778
Trustees fees and expenses	1,472	7,017
Miscellaneous	1,488	5,812
Total expenses before offsets	313,949	1,783,551
Expense reimbursements	(28,750)	—
Expense reductions	(2,628)	(7,619)
Net expenses	282,571	1,775,932

Net investment income	342,797	2,563,621
Net Realized and Unrealized Gain (Loss):
Net realized gain on investments	6,938,451	36,507,754
Net change in unrealized appreciation (depreciation) of investments	(826,702)	(10,154,853)
Net realized and unrealized gain	6,111,749	26,352,901

Net increase in net assets resulting from operations	$6,454,546	$28,916,522

[1]	Includes non-recurring dividends of $ 27,850.
[2]	Includes non-recurring dividends of $ 432,287.

The accompanying notes are an integral part of these financial statements.

Statements of Changes in Net Assets

For the six months ended August 31, 2013 (unaudited), and the fiscal year ended February 28, 2013

	Systematic Value Fund		Systematic Mid Cap Value Fund
	August 31, 2013	February 28, 2013	August 31, 2013	February 28, 2013
Increase (Decrease) in Net Assets From Operations:
Net investment income	$342,797	$1,018,064	$2,563,621	$3,552,227
Net realized gain on investments	6,938,451	6,412,678	36,507,754	24,858,313
Net change in unrealized appreciation (depreciation) of investments	(826,702)	636,289	(10,154,853)	13,976,902
Net increase in net assets resulting from operations	6,454,546	8,067,031	28,916,522	42,387,442

Distributions to Shareholders:
From net investment income:
Investor Class	—	(397,709)	—	(235,582)
Service Class	—	—	—	(101)
Institutional Class	—	(616,200)	—	(2,894,728)
Total distributions to shareholders	—	(1,013,909)	—	(3,130,411)
Capital Share Transactions:[1]
Net increase (decrease) from capital share transactions	(23,964,644)	(10,436,339)	48,038,226	13,560,164

Total increase (decrease) in net assets	(17,510,098)	(3,383,217)	76,954,748	52,817,195
Net Assets:
Beginning of period	68,915,323	72,298,540	350,748,009	297,930,814
End of period	$51,405,225	$68,915,323	$427,702,757	$350,748,009

End of period undistributed net investment income	$512,847	$170,050	$3,370,462	$806,841

[1]	See Note 1(g) of the Notes to Financial Statements.

The accompanying notes are an integral part of these financial statements.

Systematic Value Fund

Financial Highlights

For a share outstanding throughout each fiscal period

	For the six months ended August 31, 2013 (unaudited)	For the fiscal year ended
Investor Class		February 28, 2013*	February 29, 2012	February 28, 2011	February 28, 2010	February 28, 2009
Net Asset Value, Beginning of Period	$11.12	$10.05	$10.47	$8.46	$5.54	$10.74
Income from Investment Operations:
Net investment income	0.06 [1,15]	0.13 [1,4]	0.10	0.04	0.05	0.13
Net realized and unrealized gain (loss) on investments	1.16 [1]	1.09 [1]	(0.43)	2.01	2.93	(5.22)
Total from investment operations	1.22	1.22	(0.33)	2.05	2.98	(5.09)

Distributions to Shareholders from:
Net investment income	—	(0.15)	(0.09)	(0.04)	(0.06)	(0.11)

Net Asset Value, End of Period	$12.34	$11.12	$10.05	$10.47	$8.46	$5.54
Total Return[2]	10.97%[13]	12.21%	(3.04)%	24.22%	53.81%	(47.56)%
Ratio of net expenses to average net assets (with offsets/reductions)	1.06%[5,14]	1.02%[6]	1.03%[7]	1.09%	1.12%	1.12%
Ratio of expenses to average net assets (with offsets)	1.07%[5,14]	1.07%[6]	1.11%	1.15%	1.15%	1.16%
Ratio of total expenses to average net assets (without offsets/reductions)[3]	1.18%[5,14]	1.15%[6]	1.16%	1.15%	1.15%	1.18%
Ratio of net investment income to average net assets[2]	0.98%[5,14]	1.26%[6]	0.81%	0.37%	0.72%	1.67%
Portfolio turnover	49%[13]	101%	100%	132%	135%	165%
Net assets at end of period (000’s omitted)	$21,021	$28,153	$28,911	$56,153	$64,147	$40,730

	For the six months ended August 31, 2013 (unaudited)	For the fiscal year ended
Institutional Class		February 28, 2013	February 29, 2012	February 28, 2011	February 28, 2010	February 28, 2009
Net Asset Value, Beginning of Period	$11.13	$10.06	$10.50	$8.48	$5.55	$10.77
Income from Investment Operations:
Net investment income	0.07 [1,15]	0.15 [1,4]	0.14	0.06	0.06	0.09
Net realized and unrealized gain (loss) on investments	1.18 [1]	1.09 [1]	(0.46)	2.02	2.95	(5.18)
Total from investment operations	1.25	1.24	(0.32)	2.08	3.01	(5.09)

Distributions to Shareholders from:
Net investment income	—	(0.17)	(0.12)	(0.06)	(0.08)	(0.13)

Net Asset Value, End of Period	$12.38	$11.13	$10.06	$10.50	$8.48	$5.55
Total Return[2]	11.23%[8,13]	12.49%[8]	(2.87)%	24.58%	54.22%	(47.45)%
Ratio of net expenses to average net assets (with offsets/reductions)	0.81%[5,14]	0.77%[6]	0.78%[7]	0.84%	0.87%	0.87%
Ratio of expenses to average net assets (with offsets)	0.82%[5,14]	0.82%[6]	0.92%	0.90%	0.90%	0.91%
Ratio of total expenses to average net assets (without offsets/reductions)[3]	0.93%[5,14]	0.90%[6]	0.91%	0.90%	0.90%	0.93%
Ratio of net investment income to average net assets[2]	1.23%[5,14]	1.51%[6]	1.06%	0.63%	0.96%	2.01%
Portfolio turnover	49%[13]	101%	100%	132%	135%	165%
Net assets at end of period (000’s omitted)	$30,384	$40,762	$42,766	$70,543	$58,486	$27,623

Systematic Mid Cap Value Fund

Financial Highlights

For a share outstanding throughout each fiscal period

	For the six months ended August 31, 2013 (unaudited)	For the fiscal year ended
Investor Class		February 28, 2013*	February 29, 2012	February 28, 2011	February 28, 2010	February 28, 2009
Net Asset Value, Beginning of Period	$12.62	$11.18	$11.91	$9.28	$6.08	$10.01

Income from Investment Operations:
Net investment income	0.07 [1,16]	0.11 [1,9]	0.07	0.01	0.04	0.07
Net realized and unrealized gain (loss) on investments	0.89 [1]	1.42 [1]	(0.33)	2.78	3.20	(3.95)
Total from investment operations	0.96	1.53	(0.26)	2.79	3.24	(3.88)

Distributions to Shareholders from:
Net investment income	—	(0.09)	(0.04)	(0.04)	(0.04)	(0.05)
Net realized gain on investments	—	—	(0.43)	(0.12)	—	—
Total distributions to shareholders	—	(0.09)	(0.47)	(0.16)	(0.04)	(0.05)

Net Asset Value, End of Period	$13.58	$12.62	$11.18	$11.91	$9.28	$6.08
Total Return[2]	7.61%[13]	13.77%	(1.73)%	30.22%	53.36%	(38.82)%
Ratio of net expenses to average net assets (with offsets/reductions)	1.07%[10,14]	1.10%[11]	1.09%[12]	1.17%	1.20%	1.21%
Ratio of expenses to average net assets (with offsets)	1.09%[10,14]	1.12%[11]	1.11%	1.20%	1.23%	1.24%
Ratio of total expenses to average net assets (without offsets/reductions)[3]	1.09%[10,14]	1.12%[11]	1.13%	1.20%	1.24%	1.26%
Ratio of net investment income to average net assets[2]	1.00%[10,14]	0.94%[11]	0.66%	0.31%	0.68%	0.90%
Portfolio turnover	71%[13]	118%	114%	148%	171%	142%
Net assets at end of period (000’s omitted)	$38,734	$32,654	$26,677	$22,534	$11,719	$5,171

Service Class	For the six months ended August 31, 2013 (unaudited)	For the fiscal period December 1, 2012 through February 28, 2013**
Net Asset Value, Beginning of Period	$12.66	$11.57
Income from Investment Operations:
Net investment income	0.08 [1,16]	0.04 [1,9]
Net realized and unrealized gain on investments	0.90 [1]	1.17 [1]
Total from investment operations	0.98	1.21

Distributions to Shareholders from:
Net investment income	—	(0.12)

Net Asset Value, End of Period	$13.64	$12.66
Total Return[2]	7.74%[13]	10.53%[13]
Ratio of net expenses to average net assets (with offsets/reductions)	0.83%[10,14]	0.86%[11,14]
Ratio of expenses to average net assets (with offsets)	0.85%[10,14]	0.88%[11]
Ratio of total expenses to average net assets (without offsets/reductions)[3]	0.85%[10,14]	0.87%[11]
Ratio of net investment income to average net assets[2]	1.24%[10,14]	1.51%[11]
Portfolio turnover	71%[13]	118%
Net assets at end of period (000’s omitted)	$69	$11

Systematic Mid Cap Value Fund

Financial Highlights

For a share outstanding throughout each fiscal period

	For the six months ended August 31, 2013 (unaudited)	For the fiscal year ended
Institutional Class		February 28, 2013	February 29, 2012	February 28, 2011	February 28, 2010	February 28, 2009
Net Asset Value, Beginning of Period	$12.66	$11.22	$11.95	$9.30	$6.09	$10.03

Income from Investment Operations:
Net investment income	0.08 [1,16]	0.14 [1,9]	0.09	0.06	0.07	0.05
Net realized and unrealized gain (loss) on investments	0.91 [1]	1.42 [1]	(0.32)	2.78	3.20	(3.92)
Total from investment operations	0.99	1.56	(0.23)	2.84	3.27	(3.87)

Distributions to Shareholders from:
Net investment income	—	(0.12)	(0.07)	(0.07)	(0.06)	(0.07)
Net realized gain on investments	—	—	(0.43)	(0.12)	—	—
Total distributions to shareholders	—	(0.12)	(0.50)	(0.19)	(0.06)	(0.07)

Net Asset Value, End of Period	$13.65	$12.66	$11.22	$11.95	$9.30	$6.09
Total Return[2]	7.82%[13]	14.00%	(1.49)%	30.63%[8]	53.75%[8]	(38.66)%
Ratio of net expenses to average net assets (with offsets/reductions)	0.82%[10,14]	0.85%[11]	0.84%[12]	0.92%	0.95%	0.96%
Ratio of expenses to average net assets (with offsets)	0.84%[10,14]	0.87%[11]	0.86%	0.98%	0.98%	0.99%
Ratio of total expenses to average net assets (without offsets/reductions)[3]	0.84%[10,14]	0.87%[11]	0.88%	0.95%	0.99%	1.01%
Ratio of net investment income to average net assets[2]	1.25%[10,14]	1.19%[11]	0.95%	0.57%	0.90%	1.19%
Portfolio turnover	71%[13]	118%	114%	148%	171%	142%
Net assets at end of period (000’s omitted)	$388,900	$318,083	$269,162	$115,866	$91,640	$53,451

Notes to Financial Highlights (unaudited)

The following footnotes should be read in conjunction with the Financial Highlights of the Funds previously presented in this report.

*	Effective December 1, 2012, the Fund’s Class A shares were renamed Investor Class shares and Class C shares converted to Investor Class shares.
**	Commenced operations on December 1, 2012.
[1]	Per share numbers have been calculated using average shares.
[2]	Total returns and net investment income would have been lower had certain expenses not been offset.
[3]	Excludes the impact of expense reimbursement or fee waivers and expense reductions such as brokerage credits, but includes expense repayments and non-reimbursable expenses, if any, such as interest, taxes and extraordinary expenses.
[4]	Includes non-recurring dividends. Without these dividends, net investment income per share would have been $0.12 and $0.14 for the Investor Class and Institutional Class, respectively.
[5]	Includes non-routine extraordinary expenses amounting to 0.008% and 0.008% of average net assets for the Investor Class and Institutional Class, respectively.
[6]	Includes non-routine extraordinary expenses amounting to 0.009% and 0.009% of average net assets for the Investor Class and Institutional Class, respectively.
[7]	Effective July 1, 2011, as described in the current prospectus, the Fund’s expense cap was reduced to 0.81% from 0.90%. The expense ratio shown reflects the weighted average expense ratio for the full fiscal year ended February 29, 2012.
[8]	The Total Return is based on the Financial Statement Net Asset Values as shown above.
[9]	Includes non-recurring dividends. Without these dividends, net investment income per share would have been $0.07, $0.00 and $0.10 for the Investor Class, Service Class and Institutional Class, respectively.
[10]	Includes non-routine extraordinary expenses amounting to 0.010%, 0.009% and 0.010% of average net assets for the Investor Class, Service Class and Institutional Class, respectively.
[11]	Includes non-routine extraordinary expenses amounting to 0.011%, 0.012% and 0.010% of average net assets for the Investor Class, Service Class and Institutional Class, respectively.
[12]	Effective July 1, 2011, as described in the current prospectus, the Fund’s expense cap was reduced to 0.87% from 0.99%. The expense ratio shown reflects the weighted average expense ratio for the full fiscal year ended February 29, 2012.
[13]	Not Annualized.
[14]	Annualized.
[15]	Includes non-recurring dividends. Without these dividends, net investment income per share would have been $0.05 and $0.07 for the Investor Class and Institutional Class, respectively.
[16]	Includes non-recurring dividends. Without these dividends, net investment income per share would have been $0.05, $0.07 and $0.07 for the Investor Class, Service Class and Institutional Class, respectively.

Notes to Financial Statements

August 31, 2013 (unaudited)

1.	Summary of Significant Accounting Policies

Managers AMG Funds (the “Trust”) is an open-end management investment company organized as a Massachusetts business trust and registered under the Investment Company Act of 1940, as amended (the “1940 Act”). Currently, the Trust consists of a number of different funds, each having distinct investment management objectives, strategies, risks and policies. Included in this report are Systematic Value Fund (“Value”) and Systematic Mid Cap Value Fund (“Mid Cap Value”), each a “Fund” and collectively the “Funds.”

Effective December 1, 2012, Class A shares of the Value and Mid Cap Value Funds were renamed Investor Class shares. Additionally, on December 1, 2012, the Mid Cap Value Fund established one additional share class: Service Class shares. On November 30, 2012 at the close of business, all outstanding Class C shares of the Value and Mid Cap Value Funds were automatically converted to a number of full and/or fractional Investor Class shares equal in value to the shareholder Class C shares of each respective Fund.

Value offers two classes of shares: Investor and Institutional. Mid Cap Value offers three classes of shares: Investor, Service and Institutional Class. Investor and Service Class shares are available, with no sales charge and are subject to different expenses than Institutional Class Shares. Institutional Class shares are available, with no sales charge, to certain institutional investors and qualifying individual investors. Each class represents an interest in the same assets of the Fund and the classes are identical except for class specific expenses related to shareholder activity. Each class has equal voting privileges except that each class has exclusive voting rights with respect to its services and/or distribution plan. Please refer to a current prospectus for additional information on each share class.

The Funds’ financial statements are prepared in accordance with accounting principles generally accepted in the United States of America (“U.S. GAAP”), which require management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of income and expenses during the reporting period. Actual results could differ from those estimates and such differences could be material. The following is a summary of significant accounting policies followed by the Funds in the preparation of their financial statements:

a.	Valuation of Investments

Equity securities traded on a domestic or international securities exchange are valued at the last quoted sale price, or, lacking any sales, at the last quoted bid price. Over-the-counter securities are valued at the Nasdaq Official Closing Price, if one is available. Lacking any sales, over-the-counter securities are valued at the last quoted bid price. The Funds’ investments are generally valued based on market quotations provided by third-party pricing services approved by the Board of Trustees of the Funds (the “Board”).

Short-term investments having a remaining maturity of 60 days or less are generally valued at amortized cost, which approximates market value. Investments in other open-end regulated investment companies are valued at their end of day net asset value per share.

Under certain circumstances, the value of certain Fund investments (including derivatives) may be based on an evaluation of fair value, pursuant to procedures established by and under the general supervision of the Board. The Pricing Committee is the committee formed by the Board to make fair value determinations for such investments. When determining the fair value of an investment, the Pricing Committee seeks to determine the price that the Fund might reasonably expect to receive from a current sale of that investment in an arm’s-length transaction. Fair value determinations shall be based upon consideration of all available facts and information, including, but not limited to (i) attributes specific to the investment; (ii) fundamental analytical data and press releases relating to the investment and its issuer; (iii) the value of comparable securities or relevant financial instruments, including derivative securities, traded on other markets or among dealers; and (iv) other factors, such as future cash flows, interest rates, yield curves, volatilities, credit risks and/or default rates. The Board will be presented with a quarterly report comparing fair values determined by the Pricing Committee against subsequent market valuations for those securities. The values assigned to fair value investments are based on available information and do not necessarily represent amounts that might ultimately be realized, since such amounts depend on future developments inherent in long-term investments. Further, because of the inherent uncertainty of valuation, those estimated values may differ significantly from the values that would have been used had a ready market for the investments existed, and the differences could be material. Each Fund may use the fair value of a portfolio investment to calculate its Net Asset Value (“NAV”) when, for example, (1) market quotations are not readily available because a portfolio investment is not traded in a public market or the principal market in which the investment trades is closed, (2) trading in a portfolio investment is suspended and has not resumed before the Fund calculates its NAV, (3) a significant event affecting the value of a portfolio investment is determined to have occurred between the time of the market quotation provided for a portfolio investment and the time as of which the Fund calculates its NAV, (4) an investment’s price has remained unchanged over a period of time (often referred to as a “stale price”), or (5) Managers Investment Group LLC (the “Investment Manager”) determines that a market quotation is inaccurate. Portfolio investments that trade primarily on foreign markets are priced based upon the market quotation of such securities as of the close of their respective principal markets. Under certain circumstances, the Investment Manager may adjust such prices based on its determination of the impact of events occurring subsequent to the close of such markets but prior to the time as of which each Fund calculates its NAV. The Funds may invest in securities that may be thinly traded. The Board has adopted procedures to adjust prices of thinly traded securities that are judged to be stale so that they reflect fair value. An investment valued on the basis of its fair value may be valued at a price higher or lower than available market quotations. An investment valuation may differ depending on the method used and the factors considered in determining value according to the Funds’ fair value procedures.

U.S. GAAP defines fair value as the price that a Fund would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date. U.S. GAAP also establishes a framework for measuring fair value, and a three-level hierarchy for fair value measurements based upon the

18

Notes to Financial Statements (continued)

transparency of inputs to the valuation of an asset or liability. Inputs may be observable or unobservable and refer broadly to the assumptions that market participants would use in pricing the asset or liability. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability based on market data obtained from sources independent of the Funds. Unobservable inputs reflect the Funds’ own assumptions about the assumptions that market participants would use in pricing the asset or liability developed based on the best information available in the circumstances. Each investment is assigned a level based upon the observability of the inputs which are significant to the overall valuation.

The three-tier hierarchy of inputs is summarized below:

Level 1 – inputs are quoted prices in active markets for identical investments (e.g., equity securities, open-end investment companies)

Level 2 – other observable inputs (including, but not limited to: quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market corroborated inputs) (e.g., debt securities, government securities, foreign securities utilizing international fair value pricing, broker-quoted securities, fair valued securities with observable inputs)

Level 3 – inputs are significant unobservable inputs (including the Fund’s own assumptions used to determine the fair value of investments) (e.g., fair valued securities with observable inputs)

Changes in inputs or methodologies used for valuing investments may result in a transfer in or out of levels within the fair value hierarchy. The inputs or methodologies used for valuing investments are not necessarily an indication of the risk associated with investing in those investments.

b.	Security Transactions

Security transactions are accounted for as of trade date. Realized gains and losses on securities sold are determined on the basis of identified cost.

c.	Investment Income and Expenses

Dividend income is recorded on the ex-dividend date. Dividend and interest income on foreign securities is recorded net of any withholding tax. Interest income, which includes amortization of premium and accretion of discount on debt securities, is accrued as earned. Non-cash dividends included in dividend income, if any, are reported at the fair market value of the securities received. Distributions received in excess of income from return of capital including real estate investment trusts (REITs) are recorded as a reduction of the cost of the related investment and/or as a realized gain. If the Fund no longer owns the applicable securities, any distributions received in excess of income are recorded as an adjustment to realized gain. Other income and expenses are recorded on an accrual basis. Expenses that cannot be directly attributed to a Fund are apportioned among the Funds in the Trust and in some cases other affiliated funds based upon their relative average net assets or number of shareholders. Investment income, realized and unrealized capital gains and losses, the common expenses of each Fund, and certain Fund level expense reductions, if any, are allocated on a pro-rata basis to each class based on the relative net assets of each class to the total net assets of each Fund.

The following Funds had certain portfolio trades directed to various brokers, under a brokerage recapture program, which paid a portion of such Fund’s expenses. For the six months ended August 31, 2013, the amount by which the Funds’ expenses were reduced and the impact on the expense ratios, if any, were as follows: Value - $2,628 or 0.009% and Mid Cap Value - $7,619 or 0.004%.

The Funds have a “balance credit” arrangement with The Bank of New York Mellon (“BNYM”), the Funds’ custodian, whereby each Fund is credited with an interest factor equal to 0.75% below the effective 90-day T-Bill rate for account balances left uninvested overnight. If the T-Bill rate falls below 0.75%, no credits will be earned. These credits serve to reduce custody expenses that would otherwise be charged to each Fund. For the six months ended August 31, 2013, the custodian expense was not reduced.

Overdraft fees are computed at 1% above the effective Federal Funds rate on the day of the overdraft. Prior to January 1, 2013, the rate was 2% above the effective Federal Funds rate. For the six months ended August 31, 2013, the Funds did not incur any overdraft fees.

The Trust has filed a proxy statement with the SEC for a shareholder meeting at which shareholders will be asked to approve a new Declaration of Trust for the Trust, among other proposals. The costs associated with this proxy statement are being treated as “extraordinary expenses,” and, therefore, are excluded from the expense limitation agreement described in Note 2.

d.	Dividends and Distributions

Dividends resulting from net investment income, if any, normally will be declared and paid annually. Distributions of capital gains, if any, will be made on an annual basis and when required for Federal excise tax purposes. Dividends and distributions to shareholders are recorded on the ex-dividend date. Income and capital gain distributions are determined in accordance with Federal income tax regulations, which may differ from U.S. GAAP. The most common differences are due to differing treatments for losses deferred due to wash sales and REITS. Permanent book and tax basis differences, if any, relating to shareholder distributions will result in reclassifications to paid-in capital.

e.	Federal Taxes

Each Fund intends to comply with the requirements under Subchapter M of the Internal Revenue Code of 1986, as amended, and to distribute substantially all of its taxable income and gains to its shareholders and to meet certain diversification and income requirements with respect to investment companies. Therefore, no provision for Federal income or excise tax is included in the accompanying financial statements.

Additionally, based on each Fund’s understanding of the tax rules and rates related to income, gains and transactions for the foreign jurisdictions in which it invests, each Fund will provide for foreign taxes, and where appropriate, deferred foreign taxes.

19

Notes to Financial Statements (continued)

Management has analyzed the Funds’ tax positions taken on Federal income tax returns as of February 28, 2013 and all open tax years and has concluded that no provision for Federal income tax is required in the Funds’ financial statements. Additionally, the Funds are not aware of any tax position for which it is reasonably possible that the total amounts of unrecognized tax benefits will change materially in the next twelve months.

Under the Regulated Investment Company Modernization Act of 2010, post-enactment capital losses may be carried forward for an unlimited time period. However, any new losses incurred will be required to be utilized prior to any loss carryovers incurred in pre-enactment taxable years, which generally expire eight years following the close of the taxable year in which they were incurred. As a result of this ordering rule, pre-enactment capital loss carryovers may be more likely to expire unused. Additionally, post-enactment capital losses that are carried forward retain their tax character as either short-term or long-term capital losses rather than being considered all short-term as under previous law.

f.	Capital Loss Carryovers and Deferrals

As of August 31, 2013, the following Fund had accumulated net realized capital loss carryovers from securities transactions for Federal income tax purposes as shown in the following chart. These amounts may be used to offset future realized capital gains, if any, through the expiration dates listed or in the case of post-enactment losses, for an unlimited time period.

	Capital Loss Carryover Amounts		Expires February 28,
Fund	Short-Term	Long-Term
Value
(Pre-Enactment)	$1,920,676	—	2018

g.	Capital Stock

The Trust’s Declaration of Trust authorizes for each series the issuance of an unlimited number of shares of beneficial interest, without par value. Each Fund records sales and repurchases of its capital stock on the trade date. The cost of securities contributed to the Funds in connection with the issuance of shares is based on the valuation of those securities in accordance with the Funds’ policy on investment valuation.

Notes to Financial Statements (continued)

For the six months ended August 31, 2013 (unaudited) and the fiscal year ended February 28, 2013, the capital stock transactions by class for Value and Mid Cap Value were:

	Value				Mid Cap Value
	August 31, 2013		February 28, 2013		August 31, 2013		February 28, 2013
	Shares	Amount	Shares	Amount	Shares	Amount	Shares	Amount
Investor Class:
Proceeds from sale of shares†	224,151	$2,685,104	1,093,729	$11,156,149	680,385	$9,072,949	1,379,851	$15,864,410
Reinvestment of distributions	—	—	38,077	393,333	—	—	19,887	228,896
Cost of shares repurchased	(1,053,620)	(12,555,013)	(1,476,635)	(15,156,074)	(417,416)	(5,522,109)	(1,197,164)	(13,809,238)

Net increase (decrease)	(829,469)	$(9,869,909)	(344,829)[1]	$(3,606,592)[1]	262,969	$3,550,840	202,574 [1]	$2,284,068 [1]

Service Class:
Proceeds from sale of shares	n\a	n\a	n\a	n\a	4,229	$55,266	864	$10,000
Reinvestment of distributions	n\a	n\a	n\a	n\a	—	—	9	101
Cost of shares repurchased	n\a	n\a	n\a	n\a	(6)	(75)	—	—

Net increase	n\a	n\a	n\a	n\a	4,223	$55,191	873 [2]	$10,101 [2]

Class C:
Proceeds from sale of shares	n\a	n\a	1,572	$15,961	n\a	n\a	30,465	$331,861
Reinvestment of distributions	n\a	n\a	—	—	n\a	n\a	—	—
Cost of shares repurchased	n\a	n\a	(63,997)	(646,879)	n\a	n\a	(220,335)	(2,463,346)

Net decrease	n\a	n\a	(62,425)[3]	$(630,918)[3]	n\a	n\a	(189,870)[3]	($2,131,485)[3]

Institutional Class:
Proceeds from sale of shares	246,700	$2,934,512	511,752	$5,247,825	6,773,407	$90,103,166	7,631,950	$87,627,916
Reinvestment of distributions	—	—	59,579	616,046	—	—	237,993	2,748,812
Cost of shares repurchased	(1,453,195)	(17,029,247)	(1,159,121)	(12,062,700)	(3,406,862)	(45,670,971)	(6,733,981)	(76,979,248)

Net increase (decrease)	(1,206,495)	$(14,094,735)	(587,790)	$(6,198,829)	3,366,545	$44,432,195	1,135,962	$13,397,480

†	Includes 44,697 shares and $464,365 for the fiscal year ended February 28, 2013, due to the conversion of Class C shares into Investor Class shares for Value and includes 175,860 shares and $2,024,907 due to the conversion of Class C shares into Investor Class shares for Mid Cap Value.
[1]	Effective December 1, 2012, all Class A shares were renamed to Investor Class shares.
[2]	Commencement operations on December 1, 2012.
[3]	Effective December 1, 2012, all Class C shares converted to Investor Class shares.

Notes to Financial Statements (continued)

At August 31, 2013, certain unaffiliated shareholders of record, specifically omnibus accounts, individually or collectively held greater than 10% of the outstanding shares of the following Funds: Value – one owns 39%; Mid Cap Value – four collectively own 66%. Transactions by these shareholders may have a material impact on the respective Funds.

h.	Repurchase Agreements

The Funds may enter into repurchase agreements provided that the value of the underlying collateral, including accrued interest, will equal or exceed the value of the repurchase agreement during the term of the agreement. The underlying collateral for all repurchase agreements is held in safekeeping by the Funds’ custodian or at the Federal Reserve Bank. If the seller defaults and the value of the collateral declines, or if bankruptcy proceedings commence with respect to the seller of the security, realization of the collateral by the Funds may be delayed or limited. At August 31, 2013, the market value of repurchase agreements outstanding for Value and Mid Cap Value was $1,305,900 and $6,634,495, respectively.

2.	Agreements and Transactions with Affiliates

For each of the Funds, the Trust has entered into an Investment Management Agreement under which the Investment Manager, a subsidiary of Affiliated Managers Group, Inc. (“AMG”), serves as investment manager to the Funds and is responsible for the Funds’ overall administration and operations. The Investment Manager selects subadvisors for the Funds (subject to Board approval) and monitors the subadvisor’s investment performance, security holdings and investment strategies. Each Fund’s investment portfolio is managed by Systematic Financial Management L.P. (“Systematic”), who serves pursuant to a subadvisory agreement with the Investment Manager. AMG indirectly owns a majority interest in Systematic.

Investment management fees are paid directly by the Funds to the Investment Manager based on average daily net assets. For the six months ended August 31, 2013, the annual investment management fee rates, as a percentage of average daily net assets, were as follows:

Value	0.70%
Mid Cap Value	0.75%

The Investment Manager and Systematic have contractually agreed, through at least July 1, 2014, to waive management fees and/or reimburse Fund expenses, in order to limit total annual Fund operating expenses after fee waiver and expense reimbursements (exclusive of taxes, interest (including interest incurred in connection with bank and custody overdrafts), shareholder servicing fees, distribution and service (12b-1) fees, brokerage commissions and other transaction costs, acquired fund fees and expenses, and extraordinary expenses) to the following percentages of the following Funds’ average daily net assets:

Value	0.81%
Mid Cap Value	0.87%

Each Fund is obligated to repay the Investment Manager such amounts waived, paid, or reimbursed in future years provided that the repayment occurs within thirty-six (36) months after the waiver or reimbursement occurs and that such repayment would not cause that Fund’s total operating expenses in any such future year to exceed that Fund’s respective expense cap. For the six months ended August 31, 2013, the Value Fund’s components of reimbursement available are detailed in the following chart:

Value
Reimbursement Available - 2/28/13	$117,801
Additional Reimbursements	28,750
Repayments	—
Expired Reimbursements	—

Reimbursement Available - 8/31/13	$146,551

The aggregate annual retainer paid to each Independent Trustee of the Board is $105,000, plus $6,000 or $2,500 for each regular or special meeting attended, respectively. The Independent Chairman of the Trusts receives an additional payment of $25,000 per year. The Chairman of the Audit Committee receives an additional payment of $10,000 per year. The Trustees’ fees and expenses are allocated among all of the Funds for which the Investment Manager serves as the advisor (the “Managers Funds”) based on the relative net assets of such Funds. The “Trustees fees and expenses” shown in the financial statements represents each Fund’s allocated portion of the total fees and expenses paid by the Managers Funds.

Prior to January 1, 2013, the aggregate annual retainer paid to each Independent Trustee of the Board was $80,000, plus $5,000 or $2,500 for each regular or special meeting attended, respectively. The Independent Chairman of the Trusts formerly received an additional payment of $20,000 per year. The Chairman of the Audit Committee formerly received an additional payment of $8,000 per year.

The Funds are distributed by Managers Distributors, Inc. (the “Distributor” or “MDI”), a wholly-owned subsidiary of the Investment Manager. MDI serves as the distributor and underwriter for each Fund and is a registered broker-dealer and member of the Financial Industry Regulatory Authority, Inc. (“FINRA”). Shares of each Fund will be continuously offered and will be sold directly to prospective purchasers through brokers, dealers or other financial intermediaries who have executed selling agreements with MDI. Subject to the compensation arrangement discussed below, generally MDI bears all or a portion of the expenses of providing services pursuant to the distribution agreement, including the payment of the expenses relating to the distribution of prospectuses for sales purposes and any advertising or sales literature. Certain Trustees and Officers of the Funds are Officers and/or Directors of the Investment Manager, AMG and/or the Distributor.

The Trust has adopted a distribution and service plan (the “Plan”) with respect to the Investor Class shares, and, through November 30, 2012, Class C shares, in accordance with the requirements of Rule 12b-1 under the 1940 Act and the requirements of the applicable rules of FINRA regarding asset based sales charges. Pursuant to the Plan, each Fund may make payments to the Distributor for its expenditures in financing any activity primarily intended to result in the sale of each such class of Fund’s shares and for maintenance and personal service provided to existing shareholders of that class. The Plan authorizes payments to the Distributor up to 0.25% annually of each Fund’s average daily net

22

Notes to Financial Statements (continued)

assets attributable to the Investor Class shares and, through November 30, 2012, up to 1.00% annually of each Fund’s average daily net assets attributable to the Class C shares.

For Mid Cap Value Service Class, the Board has approved reimbursement payments to the Investment Manager for shareholder servicing expenses incurred (“shareholder servicing fees”). Shareholder servicing fees include payments to third parties such as a bank, broker-dealer, trust company or other financial intermediaries who provide shareholder recordkeeping and account servicing services. The Service Class shares may reimburse the Investment Manager for the actual amount incurred up to a maximum annual rate of the Class’s average daily net assets as shown in the table below.

The impact on the Class’s annualized expense ratio for the six months ended August 31, 2013 was as follows:

Fund	Maximum Amount Allowed	Actual Amount Charged
Mid Cap Value
Service Class	0.10%	0.01%

The Securities and Exchange Commission granted an exemptive order that permits the Funds to lend and borrow money for certain temporary purposes directly to and from other eligible Managers Funds. Participation in this interfund lending program is voluntary for both borrowing and lending funds, and an interfund loan is only made if it benefits each participating fund. The Investment Manager administers the program according to procedures approved by the Board, and the Board monitors the operation of the program. An interfund loan must comply with certain conditions set out in the exemptive order, which are designed to assure fairness and protect all participating Funds. For the six months ended August 31, 2013, Value borrowed varying amounts not exceeding $3,493,217 for three days paying interest of $517. The interest amount is included in the Statement of Operations as miscellaneous expense. At August 31, 2013, Value had no loans outstanding. For the six months ended August 31, 2013, Mid Cap Value neither borrowed from or lent to any other Managers Funds.

3.	Purchases and Sales of Securities

Purchases and sales of securities (excluding short term securities) for the six months ended August 31, 2013, were as follows:

	Long-Term Securities
Fund	Purchases	Sales
Value	$29,789,482	$53,049,683
Mid Cap Value	324,609,661	272,693,374

The Funds had no purchases or sales of U.S. Government obligations during the six months ended August 31, 2013.

4.	Portfolio Securities Loaned

The Funds participate in a securities lending program offered by BNYM (the “Program”), providing for the lending of securities to qualified brokers. Securities lending income includes earnings of such temporary cash investments, plus or minus any rebate to a borrower. These earnings (after any rebate) are then divided between BNYM, as a fee for its services under the program, and the Funds, according to agreed-upon rates. Collateral received on all securities loaned is accepted in cash and is maintained at a minimum level of 102% (105% in the case of certain foreign securities) of the market value, plus interest, if applicable, of investments on loan. It is the Funds’ policy to obtain additional collateral from or return excess collateral to the borrower by the end of the next business day, following the valuation date of the securities loaned. Therefore, the value of the collateral held may be temporarily less than the value of the securities on loan. Lending securities entails a risk of loss to the Funds if and to the extent that the market value of the securities loaned were to increase and the borrower did not increase the collateral accordingly, and the borrower fails to return the securities. Under the terms of the Program, the Funds are indemnified for such losses by BNYM. Cash collateral is held in a separate account managed by BNYM, who is authorized to exclusively enter into overnight government repurchase agreements. BNYM bears the risk of any deficiency in the amount of the cash collateral available for return to the borrower due to any loss on the collateral invested.

5.	Commitments and Contingencies

In the normal course of business, the Funds may enter into contracts and agreements that contain a variety of representations and warranties, which provide general indemnifications. The maximum exposure to the Funds under these arrangements is unknown, as this would involve future claims that may be made against a Fund that have not yet occurred. However, based on experience, the Funds had no prior claims or losses and expect the risks of loss to be remote.

23

Notes to Financial Statements (continued)

6.	Master Netting Agreements

The Funds may enter into master netting agreements with their counterparties for the securities lending program and repurchase agreements, which provide the right, in the event of default (including bankruptcy or insolvency) for the non-defaulting party to liquidate the collateral and calculate net exposure to the defaulting party or request additional collateral. The following table is a summary of the Funds’ open securities lending and repurchase agreements which are subject to a master netting agreement as of August 31, 2013:

	Gross Amounts of Recognized Assets	Gross Amounts Offset in the Statement of Assets and Liabilities	Net Amounts of Assets Presented in the Statement of Assets and Liabilities	Gross Amount Not Offset In the Statement of Assets and Liabilities		Net Amount
Fund				Financial Instruments	Cash Collateral Received
Value
Securities lending	$1,224,504	—	$1,224,504	—	$1,224,504	—
Repurchase agreements	1,305,900	—	1,305,900	$1,305,900	—	—

Total	$2,530,404	—	$2,530,404	$1,305,900	$1,224,504	—

Mid Cap Value
Securities lending	$6,392,599	—	$6,392,599	—	$6,392,599	—
Repurchase agreements	6,634,495	—	6,634,495	$6,634,495	—	—

Total	$13,027,094	—	$13,027,094	$6,634,495	$6,392,599	—

7.	New Accounting Pronouncements

In June 2013, the Financial Account Standards Board (“FASB”) issued Accounting Standards Update (“ASU”) No. 2013-08 which provides guidance that creates a two-tiered approach to assess whether an entity is an investment company. The guidance will also require an investment company to measure noncontrolling ownership interests in other investment companies at fair value and will require additional disclosures relating to investment company status, any changes thereto and information about financial support provided or contractually required to be provided to any of the investment company’s investees. The guidance is effective for financial statements with fiscal years beginning on or after December 15, 2013 and interim periods within those fiscal years. Management is evaluating the impact of ASU 2013-08 on the Funds’ financial statements and disclosures.

8.	Subsequent Events

The Funds have determined that no material events or transactions occurred through the issuance date of the Funds’ financial statements which require additional disclosure in or adjustment of the Funds’ financial statements.

Annual Renewal of Investment Management and Subadvisory Agreements (unaudited)

On June 20-21, 2013, the Board of Trustees, including a majority of the Trustees who are not “interested persons” of the Trust (the “Independent Trustees”), approved the Investment Management Agreement with the Investment Manager for each of Systematic Value Fund and Systematic Mid Cap Value Fund (each a “Fund”) and the Subadvisory Agreements with the Subadvisor with respect to each Fund. The Independent Trustees were separately represented by independent counsel in connection with their consideration of the approval of these agreements. In considering the Investment Management and Subadvisory Agreements, the Trustees reviewed a variety of materials relating to the Funds, the Investment Manager and the Subadvisor, including comparative performance, fee and expense information for an appropriate peer group of similar mutual funds (each a “Peer Group”), performance information for relevant benchmark indices (each a “Fund Benchmark”) and, with respect to the Subadvisor, comparative performance information for an appropriate peer group of managed accounts, and, as to all other matters, other information provided to them on a periodic basis throughout the year, as well as information provided in connection with the meetings of June 20-21, 2013, regarding the nature, extent and quality of services provided by the Investment Manager and the Subadvisor under their respective agreements. Prior to voting, the Independent Trustees: (a) reviewed the foregoing information with their independent legal counsel and with management; (b) received materials from their independent legal counsel discussing the legal standards applicable to their consideration of the Investment Management and Subadvisory Agreements; and (c) met with their independent legal counsel in private sessions at which no representatives of management were present.

Nature, extent and quality of services.

In considering the nature, extent and quality of the services provided by the Investment Manager, the Trustees reviewed information relating to the Investment Manager’s operations and personnel. Among other things, the Investment Manager provided financial information, biographical information on its supervisory and professional staff and descriptions of its organizational and management structure. The Trustees also took into account information provided periodically throughout the previous year by the Investment Manager in Board meetings relating to the performance of its duties with respect to the Funds and the Trustees’ knowledge of the Investment Manager’s management and the quality of the performance of the Investment Manager’s duties. In the course of their deliberations regarding the Investment Management Agreement, the Trustees evaluated, among other things: (a) the extent and quality of the Investment Manager’s oversight of the operation and management of the Funds; (b) the quality of the Investment Manager’s oversight of the performance by the Subadvisor of its portfolio management duties; (c) the Investment Manager’s ability to supervise the Funds’ other service providers; and (d) the Investment Manager’s compliance program. The Trustees also took into account that, in performing its functions under the Investment Management Agreement and supervising the Subadvisor, the Investment Manager: performs periodic detailed analysis and reviews of the performance by the Subadvisor of its obligations to each Fund, including without limitation a review of the Subadvisor’s investment performance in respect of each Fund; prepares and presents periodic reports to the Board regarding the investment performance of the Subadvisor and other information regarding the Subadvisor, at such times and in such forms as the Board may reasonably request; reviews and considers any changes in the personnel of the Subadvisor responsible for performing the Subadvisor’s obligations and makes appropriate reports to the Board; reviews and considers any changes in the ownership or senior management of the Subadvisor and makes appropriate reports to the Board; performs periodic in-person or telephonic diligence meetings, including with respect to compliance matters, with representatives of the Subadvisor; assists the Board and management of the Trust in developing and reviewing information with respect to the annual consideration of each Subadvisory Agreement; prepares recommendations with respect to the continued retention of the Subadvisor or the replacement of the Subadvisor; identifies potential successors to or replacements of the Subadvisor or potential additional Subadvisors, performs appropriate due diligence, and develops and presents to the Board a recommendation as to any such successor, replacement, or additional Subadvisor; designates and compensates from its own resources such personnel as the Investment Manager may consider necessary or appropriate to the performance of its services; and performs such other review and reporting functions as the Board shall reasonably request consistent with the Investment Management Agreement and applicable law. The Trustees noted the affiliation of the Subadvisor with the Investment Manager, noting any potential conflicts of interest. The Trustees also took into account the financial condition of the Investment Manager with respect to its ability to provide the services required under the Investment Management Agreement and the Investment Manager’s undertaking to maintain a contractual expense limitation for each Fund. The Trustees also considered the Investment Manager’s risk management processes.

The Trustees also reviewed information relating to the Subadvisor’s financial condition, operations and personnel and the investment philosophy, strategies and techniques (its “Investment Strategy”) used in managing each Fund. Among other things, the Trustees reviewed biographical information on portfolio management and other professional staff, information regarding the Subadvisor’s organizational and management structure and the Subadvisor’s brokerage policies and practices. The Trustees considered specific information provided regarding the experience of the individuals at the Subadvisor with portfolio management responsibility for each Fund, including the information set forth in the Fund’s prospectus and statement of additional information. In the course of their deliberations, the Trustees evaluated, among other things: (a) the services rendered by the Subadvisor in the past; (b) the qualifications and experience of the Subadvisor’s personnel; and (c) the Subadvisor’s compliance program. The Trustees also took into account the financial condition of the Subadvisor with respect

25

Annual Renewal of Investment Management and Subadvisory Agreements (continued)

to its ability to provide the services required under each Subadvisory Agreement. The Trustees also considered the Subadvisor’s risk management processes.

Performance.

The Board considered each Fund’s net performance during relevant time periods as compared to the Fund’s Peer Group and Fund Benchmark and considered the Subadvisor’s performance as compared to an appropriate peer group of managed accounts and also considered the gross performance of the Fund as compared to the Subadvisor’s relevant performance composite that utilizes the same investment strategy and approach and noted that the Board reviews on a quarterly basis detailed information about both the Fund’s performance results and portfolio composition, as well as the Subadvisor’s Investment Strategy. The Board noted the Investment Manager’s expertise and resources in monitoring the performance, investment style and risk-adjusted performance of the Subadvisor. The Board was mindful of the Investment Manager’s attention to monitoring the Subadvisor’s performance with respect to the Funds and its discussions with management regarding the factors that contributed to the performance of the Funds.

With respect to Systematic Value Fund, among other information relating to the Fund’s performance, the Trustees noted that the Fund’s performance for Institutional Class shares for the 1-year, 3-year, 5-year and 10-year periods ended March 31, 2013 was below, below, below and above, respectively, the median performance for the Peer Group and below the performance of the Fund Benchmark, the Russell 1000® Value Index. The Trustees took into account management’s discussion of the Fund’s performance, including the reasons for the Fund’s more recent underperformance. The Trustees also noted that the Institutional Class shares have outperformed the Fund Benchmark and ranked in the top third of the Peer Group for the period from the Institutional Class shares’ inception in 2002 through March 31, 2013. The Trustees concluded that the Fund’s overall performance has been satisfactory in light of all factors considered.

With respect to Systematic Mid Cap Value Fund, among other information relating to the Fund’s performance, the Trustees noted that the Fund’s performance for Institutional Class shares for the 1-year, 3-year and 5-year periods ended March 31, 2013 and for the period from the Fund’s inception on December 21, 2006 through March 31, 2013 was below, below, above and above, respectively, the median performance for the Peer Group and below, below, below and above, respectively, the performance of the Fund Benchmark, the Russell Midcap® Value Index. The Trustees took into account management’s discussion of the Fund’s performance, including the reasons for the Fund’s more recent underperformance. The Board also noted the Fund’s strong relative performance over the longer-term. The Trustees also noted that the Fund ranked in the top quartile of the Peer Group for the period from the Fund’s inception through March 31, 2013. The Trustees concluded that the Fund’s overall performance has been satisfactory in light of all factors considered.

Advisory and Subadvisory Fees and Profitability.

In considering the reasonableness of the advisory fee payable to the Investment Manager, the Trustees reviewed information provided by the Investment Manager setting forth all revenues and other benefits, both direct and indirect (including any so-called “fallout benefits” such as reputational value derived from the Investment Manager serving as Investment Manager to a Fund), received by the Investment Manager and its affiliates attributable to managing each Fund and all the mutual funds in the Managers Family of Funds, the cost of providing such services and the resulting profitability to the Investment Manager and its affiliates from these relationships. The Trustees noted that the Investment Manager and the Subadvisor are affiliated and that the Investment Manager pays the Subadvisor a subadvisory fee that is equal to the advisory fee that it receives from each Fund. The Trustees also noted management’s discussion of the current asset levels of the Funds, and considered the impact on profitability of the current asset levels and any future growth of assets of the Funds.

In considering the cost of services to be provided by the Investment Manager under the Investment Management Agreement and the profitability to the Investment Manager of its relationship with each Fund, the Trustees noted the undertaking by the Investment Manager to maintain a contractual expense limitation for the Funds. The Board also took into account management’s discussion of the current advisory fee structure, and, as noted above, the services the Investment Manager provides in performing its functions under the Investment Management Agreement and supervising the Subadvisor. Based on the foregoing, the Trustees concluded that the profitability to the Investment Manager is reasonable and that the Investment Manager is not realizing material benefits from economies of scale that would warrant adjustments to the advisory fee at this time. Also with respect to economies of scale, the Trustees noted that as each Fund’s assets increase over time, the Fund may realize other economies of scale to the extent the increase in assets is proportionally greater than the increase in certain other expenses.

In considering the reasonableness of the subadvisory fees payable by the Investment Manager to the Subadvisor, the Trustees reviewed information provided by the Subadvisor regarding the cost to the Subadvisor of providing subadvisory services to each Fund and the resulting profitability from the relationships and noted that, because the Subadvisor is an affiliate of the Investment Manager, such profitability might be directly or indirectly shared by the Investment Manager.

The Trustees also noted that the subadvisory fees are paid by the Investment Manager out of its advisory fee. The Board also took into account management’s discussion of the current subadvisory fee structure, and the services the Subadvisor provides in performing its functions under each Subadvisory Agreement. Based on the foregoing, the Trustees concluded that

Annual Renewal of Investment Management and Subadvisory Agreements (continued)

the profitability to the Subadvisor is reasonable and that the Subadvisor is not realizing material benefits from economies of scale that would warrant adjustments to the subadvisory fees at this time. Also with respect to economies of scale, the Trustees noted that as a Fund’s assets increase over time, the Fund may realize other economies of scale to the extent the increase in assets is proportionally greater than the increase in certain other expenses.

With respect to Systematic Value Fund, the Trustees noted that the Fund’s advisory fee and total expenses (net of applicable expense waivers/reimbursements) as of March 31, 2013 were both lower than the average for the Fund’s Peer Group. The Trustees took into account the fact that the Investment Manager has contractually agreed, through July 1, 2014, to limit the Fund’s net annual operating expenses (subject to certain excluded expenses) to 0.81%. The Trustees noted that the Investment Manager previously reduced the Fund’s expense limitation in 2011. The Trustees also noted that, effective December 1, 2012, the Fund’s share class structure was revised to better conform to the Investment Manager’s platform share class structure. The Trustees concluded that, in light of the nature, extent and quality of the services provided by the Investment Manager and the Subadvisor (which is an affiliate of the Investment Manager), the foregoing expense limitation and the considerations noted above with respect to the Subadvisor and the Investment Manager, the Fund’s advisory fees, including subadvisory fees, are reasonable.

With respect to Systematic Mid Cap Value Fund, the Trustees noted that the Fund’s advisory fee and total expenses (net of applicable expense waivers/reimbursements) as of March 31, 2013 were both lower than the average for the Fund’s Peer Group. The Trustees took into account the fact that the Investment Manager has contractually agreed, through July 1, 2014, to limit the Fund’s net annual operating expenses (subject to certain excluded expenses) to 0.87%. The Trustees noted that the Investment

Manager previously reduced the Fund’s expense limitation in 2011. The Trustees also noted that, effective December 1, 2012, the Fund’s share class structure was revised to better conform to the Investment Manager’s platform share class structure. The Trustees concluded that, in light of the nature, extent and quality of the services provided by the Investment Manager and the Subadvisor (which is an affiliate of the Investment Manager), the foregoing expense limitation and the considerations noted above with respect to the Subadvisor and the Investment Manager, the Fund’s advisory fees, including subadvisory fees, are reasonable.

*    *    *    *

After consideration of the foregoing, the Trustees also reached the following conclusions (in addition to the conclusions discussed above) regarding the Investment Management and Subadvisory Agreements: (a) the Investment Manager has demonstrated that it possesses the resources and capability to perform its duties under the Investment Management Agreement; (b) the Subadvisor has the resources to perform its duties under each Subadvisory Agreement and is qualified to manage each Fund’s assets in accordance with its investment objectives and policies; and (c) the Investment Manager and Subadvisor maintain appropriate compliance programs.

Based on all of the above-mentioned factors and their related conclusions, with no single factor or conclusion being determinative and with each Trustee not necessarily attributing the same weight to each factor, the Trustees concluded that approval of the Investment Management Agreement and each Subadvisory Agreement would be in the best interests of the applicable Fund and its shareholders. Accordingly, on June 20-21, 2013, the Trustees, including a majority of the Independent Trustees, voted to approve the Investment Management Agreement and the Subadvisory Agreement for each Fund.

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Investment Manager and Administrator

Managers Investment Group LLC

800 Connecticut Avenue

Norwalk, CT 06854

(800) 835-3879

Distributor

Managers Distributors, Inc.

800 Connecticut Avenue

Norwalk, CT 06854

(800) 835-3879

Subadvisor

Systematic Financial Management, L.P.

300 Frank W. Burr Blvd.

Glenpointe East, 7th Floor

Teaneck, NJ 07666

Custodian

The Bank of New York Mellon

2 Hanson Place

Brooklyn, NY 11217

Legal Counsel

Ropes & Gray LLP

Prudential Tower, 800 Boylston Street

Boston, MA 02199-3600

Transfer Agent

BNY Mellon Investment Servicing (US) Inc.

Attn: Managers

P.O. Box 9769

Providence, RI 02940

(800) 548-4539

For ManagersChoiceTM Only

Managers

c/o BNY Mellon Investment Servicing (US) Inc.

P.O. Box 9847

Providence, RI 02940-8047

(800) 358-7668

Trustees

Bruce B. Bingham

Christine C. Carsman

William E. Chapman, II

Edward J. Kaier

Kurt Keilhacker

Steven J. Paggioli

Richard F. Powers III

Eric Rakowski

Victoria Sassine

Thomas R. Schneeweis

MANAGERS AND MANAGERS AMG FUNDS

EQUITY FUNDS	BALANCED FUNDS

BRANDYWINE

BRANDYWINE BLUE

BRANDYWINE ADVISORS MIDCAP GROWTH

Friess Associates, LLC

CADENCE CAPITAL APPRECIATION

CADENCE MID-CAP

CADENCE EMERGING COMPANIES

Cadence Capital Management, LLC

ESSEX SMALL/MICRO CAP GROWTH

Essex Investment Management Co., LLC

FQ TAX-MANAGED U.S. EQUITY

FQ U.S. EQUITY

First Quadrant, L.P.

FRONTIER SMALL CAP GROWTH

Frontier Capital Management Company, LLC

GW&K SMALL CAP EQUITY

Gannett Welsh & Kotler, LLC

MICRO-CAP

Lord, Abbett & Co. LLC

WEDGE Capital Management L.L.P.

Next Century Growth Investors LLC

RBC Global Asset Management (U.S.) Inc.

REAL ESTATE SECURITIES

CenterSquare Investment Management, Inc.

RENAISSANCE LARGE CAP GROWTH

Renaissance Group LLC

SKYLINE SPECIAL EQUITIES

PORTFOLIO

Skyline Asset Management, L.P.

SPECIAL EQUITY

Ranger Investment Management, L.P.

Lord, Abbett & Co. LLC

Smith Asset Management Group, L.P.

Federated MDTA LLC

SYSTEMATIC VALUE

SYSTEMATIC MID CAP VALUE

Systematic Financial Management, L.P.

TIMESSQUARE INTERNATIONAL

SMALL CAP

TIMESSQUARE MID CAP GROWTH

TIMESSQUARE SMALL CAP GROWTH

TSCM GROWTH EQUITY

TimesSquare Capital Management, LLC

TRILOGY GLOBAL EQUITY

TRILOGY EMERGING MARKETS EQUITY

TRILOGY INTERNATIONAL SMALL CAP

Trilogy Global Advisors, L.P.

YACKTMAN

YACKTMAN FOCUSED

Yacktman Asset Management LP

CHICAGO EQUITY PARTNERS BALANCED

Chicago Equity Partners, LLC

ALTERNATIVE FUNDS

FQ GLOBAL ALTERNATIVES

FQ GLOBAL ESSENTIALS

First Quadrant, L.P.

INCOME FUNDS

BOND (MANAGERS)

GLOBAL INCOME OPPORTUNITY

Loomis, Sayles & Co., L.P.

BOND (MANAGERS PIMCO)

Pacific Investment Management Co. LLC

CALIFORNIA INTERMEDIATE TAX-FREE

Miller Tabak Asset Management LLC

GW&K FIXED INCOME

GW&K MUNICIPAL BOND

GW&K MUNICIPAL ENHANCED YIELD

Gannett Welsh & Kotler, LLC

HIGH YIELD

J.P. Morgan Investment Management LLC

INTERMEDIATE DURATION GOVERNMENT

SHORT DURATION GOVERNMENT

Amundi Smith Breeden LLC

This report is prepared for the Funds’ shareholders. It is authorized for distribution to prospective investors only when preceded or accompanied by an effective prospectus. To receive a free copy of the prospectus or Statement of Additional Information, which includes additional information about Fund Trustees, please contact us by calling 800.835.3879. Distributed by Managers Distributors, Inc., member FINRA.

A description of the policies and procedures each Fund uses to vote its proxies is available: (i) without charge, upon request, by calling 800.835.3879, or (ii) on the Securities and Exchange Commission’s (SEC) Web site at www. sec.gov. For information regarding each Fund’s proxy voting record for the 12-month period ended June 30, call 800.835.3879 or visit the SEC Web site at www.sec.gov.

The Funds file their complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. The Funds’ Forms N-Q are available on the SEC’s website at www.sec.gov. A Fund’s Forms N-Q may be reviewed and copied at the SEC’s Public Reference Room in Washington, DC. Information on the operation of the Public Reference Room may be obtained by calling 800.SEC.0330. To review a complete list of the Funds’ portfolio holdings, or to view the most recent quarterly holdings report, semiannual report, or annual report, please visit www.managersinvest.com.

Item 2.	CODE OF ETHICS

Not applicable for the semi-annual shareholder report.

Item 3.	AUDIT COMMITTEE FINANCIAL EXPERT

Not applicable for the semi-annual shareholder report.

Item 4.	PRINCIPAL ACCOUNTANT FEES AND SERVICES

Not applicable for the semi-annual shareholder report.

Item 5.	AUDIT COMMITTEE OF LISTED REGISTRANTS

Not applicable.

Item 6.	SCHEDULE OF INVESTMENTS

The schedule of investments in unaffiliated issuers as of the close of the reporting period is included as part of the shareholder report contained in Item 1 hereof.

Item 7.	DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES

Not applicable.

Item 8.	PORTFOLIO MANAGERS OF CLOSED-END MANAGEMENT INVESTMENT COMPANIES

Not applicable.

Item 9.	PURCHASES OF EQUITY SECURITIES BY CLOSED-END MANAGEMENT INVESTMENT COMPANIES AND AFFILIATED PURCHASERS

Not applicable.

Item 10.	SUBMISSION OF MATTERS TO A VOTE OF SECURITY HOLDERS

Not applicable.

Item 11.	CONTROLS AND PROCEDURES

(a)	The registrant’s principal executive and principal financial officers have concluded, based on their evaluation of the registrant’s disclosure controls and procedures as of a date within 90 days of the filing date of this report, that the registrant’s disclosure controls and procedures are reasonably designed to ensure that information required to be disclosed by the registrant on Form N-CSR is recorded, processed, summarized and reported within the required time periods and that information required to be disclosed by the registrant in the reports that it files or submits on Form N-CSR is accumulated and communicated to the registrant’s management, including its principal executive and principal financial officers, as appropriate to allow timely decisions regarding required disclosure.

(b)	There were no changes in the registrant’s internal control over financial reporting during the registrant’s second fiscal quarter of the period covered by this report that have materially affected, or are reasonably likely to materially affect, the internal control over financial reporting.

Item 12.	EXHIBITS

(a)(1)	Not applicable.

(a)(2)	Certifications pursuant to Rule 30a-2(a) under the Investment Company Act of 1940 – Filed herewith.

(a)(3)	Not applicable.

(b)	Certifications pursuant to Rule 30a-2(b) under the Investment Company Act of 1940 – Filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

MANAGERS AMG FUNDS

By:	/s/ Keitha L. Kinne
Keitha L. Kinne, President

Date:	October 23, 2013

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ Keitha L. Kinne
Keitha L. Kinne, President

Date:	October 23, 2013

By:	/s/ Donald S. Rumery
Donald S. Rumery, Chief Financial Officer

Date:	October 23, 2013